FINANCIAL INSTRUMENTS AND RISKS - Notional and Fair Value Amounts per Instrument and Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Notional value	R$ 45,318.6	R$ 43,904.0
Fair Value	728.3	2,513.6
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	19,853.3
Fair Value	(447.6)
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	4,809.9
Fair Value	(275.2)
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	14,874.7
Fair Value	(185.2)
Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	32.2
Fair Value	1.9
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	136.5
Fair Value	10.9
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	226.8
Fair Value	(3.9)
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	226.8
Fair Value	(3.9)
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	204.9
Fair Value	(4.1)
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	204.9
Fair Value	(4.1)
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	20,285.0
Fair Value	(455.6)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Notional value	1,278.3	2,145.7
Later than one year and not later than two years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	19,758.1
Fair Value	(449.1)
Later than one year and not later than two years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	4,714.7
Fair Value	(276.7)
Later than one year and not later than two years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	14,874.7
Fair Value	(185.2)
Later than one year and not later than two years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	32.2
Fair Value	1.9
Later than one year and not later than two years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	136.5
Fair Value	10.9
Later than one year and not later than two years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	226.8
Fair Value	(3.9)
Later than one year and not later than two years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	226.8
Fair Value	(3.9)
Later than one year and not later than two years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	204.9
Fair Value	(4.1)
Later than one year and not later than two years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	204.9
Fair Value	(4.1)
Later than one year and not later than two years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	20,189.8
Fair Value	(457.1)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Notional value	2,072.9	2,855.0
Later than two years and not later than three years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	95.2
Fair Value	1.5
Later than two years and not later than three years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	95.2
Fair Value	1.5
Later than two years and not later than three years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	95.2
Fair Value	1.5
Later than three years and not later than four years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member]
IfrsStatementLineItems [Line Items]
Notional value	2,026.8	R$ 2,384.0
Later than five years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value